Stock Option Plans and Warrants to Purchase Common Stock	12 Months Ended
Dec. 31, 2025
Stock Option Plans and Warrants to Purchase Common Stock.
Stock Option Plans and Warrants to Purchase Common Stock

Note 8. Stock Option Plans and Warrants to Purchase Common Stock

Stock Option Plans

The Amended and Restated 2005 Equity Incentive Plan (“2005 Plan”) was replaced by the 2015 Plan, which was approved in June 2015. No securities are available for future issuance under the 2005 Plan. The 2015 Plan was replaced by the 2025 Plan, which was approved in June 2025. No securities are available for future issuance under the 2015 Plan. As of December 31, 2025, there are 5,309,912 shares currently available for grants under the 2025 Plan. The plan is divided into four separate equity programs:

1)	the Discretionary Option Grant Program, under which eligible persons may, at the discretion of the Plan Administrator, be granted options to purchase shares of common stock,
2)	the Salary Investment Option Grant Program, under which eligible employees may elect to have a portion of their base salary invested each year in options to purchase shares of common stock,
3)	the Automatic Option Grant Program, under which eligible nonemployee Board members will automatically receive options at periodic intervals to purchase shares of common stock, and
4)	the Director Fee Option Grant Program, under which non-employee Board members may elect to have all, or any portion, of their annual retainer fee otherwise payable in cash applied to a special option grant.

Shares available for grant under the 2025 Plan were as follows:

Shares available for grant at plan approval	6,000,000
Shares granted	(20,000)
Options granted	(670,088)
Shares available for grant at December 31, 2025	5,309,912

The number of shares reserved for issuance under the 2025 Plan automatically increases pursuant to the terms thereof on January 1 of each year, from January 1, 2026 through January 1, 2035.  Pursuant to the terms of the 2025 Plan, the number of shares reserved for issuance under the plan increased by 403,446 as of January 1, 2026, for a total number of shares reserved for issuance under the plan of 6,403,446.

Option activity for the years ended December 31, 2025 and 2024:

		Weighted
		Average
		Exercise
	Options	Price
Balance outstanding at December 31, 2023	56,609	$90.58
Granted	173,740	3.35
Forfeited	(430)	1,549.28
Balance outstanding at December 31, 2024	229,919	$21.94
Granted	670,088	1.64
Forfeited	(6,652)	96.46
Balance outstanding at December 31, 2025	893,355	$6.15

The weighted-average exercise price, by price range, for outstanding options to purchase common stock at December 31, 2025 was:

	Weighted
	Average
	Remaining
	Contractual	Outstanding	Exercisable
Price Range	Life in Years	Options	Options
$1.37 - $10.78	9.62	882,107	321,844
$129.60 - $640.80	4.83	11,168	11,168
$1,776.00	0.46	80	80
Total	9.56	893,355	333,092

The Company’s share-based compensation expense for the years ended December 31, 2025 and 2024 was recognized as follows:

Share-based compensation	2025	2024
Research and development	$204,848	$131,917
General and administrative	382,735	197,898
Total	$587,583	$329,815

At December 31, 2025, the total compensation cost for stock options not yet recognized was approximately $973,000 and will be recognized over the next three years.

Warrants to Purchase Common Stock

Warrant activity for the years ended December 31, 2025 and 2024 was as follows:

		Weighted
		Average
		Exercise
	Warrants	Price
Balance at December 31, 2023	408,640	$24.00
Granted	2,334,382	2.73
Exercised	(1,275,441)	3.71
Balance at December 31, 2024	1,467,581	$11.01
Granted (1)	7,047,040	1.06
Exercised	(1,716,480)	0.18
Balance at December 31, 2025	6,798,141	$2.36

(1)	Excludes pre-funded warrants issued in connection with public offerings.

The remaining life, by grant date, for outstanding warrants at December 31, 2025 was:

		Remaining
	Exercise	Contractual	Outstanding	Exercisable
Grant Date	Price	Life in Years	Warrants	Warrants
May 09, 2023	$24.00	2.35	303,139	303,139
April 22, 2024	6.40	3.31	2,377	2,377
September 25, 2025	1.35	4.74	1,162,065	1,162,065
September 29, 2025	1.35	4.75	5,330,560	5,330,560
Total			6,798,141	6,798,141